INVENTORIES	12 Months Ended
Sep. 30, 2022
INVENTORIES
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of September 30, 2022 and 2021 consisted of the following:

	As of September 30,
	2022	2021
Raw materials	$5,609,999	$5,527,560
Work-in-process	8,170,837	5,925,186
Finished goods	7,463,030	9,349,517
Provision for inventory impairment	(102,365)	(113,011)
Total	$21,141,501	$20,689,252

As of September 30, 2022 and 2021, the Company pledged inventories of $nil and $2,793,556 to secure banking facilities granted to the Company, respectively.